Share capital - Stock options excluded from the calculation of diluted loss per share (Details) shares in Millions	12 Months Ended
Dec. 31, 2023 shares
Disclosure of classes of share capital [abstract]
Stock options, performance share units, deferred share units excluded from the calculation of diluted loss per share (in shares)	5.1